UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Grizzle Growth ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Grizzle Growth ETF Ticker: DARP (Listed on NYSE Arca, Inc. )

This semi-annual shareholder report contains important information about the Grizzle Growth ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.etf.grizzle.com. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Grizzle Growth ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grizzle Growth ETF	$ 40	0.75%

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$13,354
Number of Holdings	31
Portfolio Turnover	28%

Sector Breakdown
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	12.6
Meta Platforms, Inc. - Class A	10.9
Alphabet, Inc. - Class A	7.8
Micron Technology, Inc.	7.1
Amazon.com, Inc.	6.2
Galaxy Digital Holdings, Ltd.	5.2
Antero Resources Corp.	5.0
Range Resources Corp.	4.7
Microsoft Corp.	4.4
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.etf.grizzle.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2025 (Unaudited)

Tidal Trust II

Grizzle Growth ETF | DARP | NYSE Arca, Inc.

Grizzle Growth ETF

Schedule of Investments	Grizzle Growth ETF

January 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Advertising - 1.2%
Trade Desk, Inc. - Class A(a)	1,362	$161,642

Auto Manufacturers - 3.6%
Tesla, Inc. (a)	1,177	476,214

Building Materials - 0.8%
Trane Technologies PLC	295	107,011

Computers - 3.0%
Apple, Inc.	1,715	404,740

Electric - 2.4%
NextEra Energy, Inc.	4,525	323,809

Electronics - 0.7%
Coherent Corp.(a)	1,021	92,390

Internet - 25.4%(b)
Alphabet, Inc. - Class A	5,131	1,046,827
Amazon.com, Inc.(a)	3,461	822,610
Meta Platforms, Inc. - Class A	2,120	1,461,062
Palo Alto Networks, Inc. (a)	350	64,547
		3,395,046
Investment Companies - 5.2%
Galaxy Digital Holdings Ltd.(a)	35,059	689,439

Machinery - Construction & Mining - 2.6%
Vertiv Holdings Co. - Class A	2,966	347,081

Mining - 7.1%
Amerigo Resources Ltd.	324,533	371,983
Anfield Energy, Inc.(a)	1,442,149	79,663
Hot Chili Ltd. (a)	577,963	239,446
Kobo Resources, Inc.(a)	249,262	58,518
Power Metallic Mines, Inc.(a)	108,265	99,425
Taseko Mines Ltd.(a)	52,637	98,496
		947,531
Oil & Gas - 12.7%
Antero Resources Corp.(a)	17,875	667,095
Comstock Resources, Inc.(a)	11,149	206,925
Range Resources Corp.	16,949	627,791
Tourmaline Oil Corp.	4,139	189,224
		1,691,035
Semiconductors - 27.8%(b)
Applied Materials, Inc.	797	143,739
ASML Holding NV	560	414,014
Micron Technology, Inc.	10,440	952,546

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Grizzle Growth ETF

January 31, 2025 (Unaudited)

NVIDIA Corp.	14,008	1,681,940
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,471	517,230
		3,709,469
Software - 5.8%
Microsoft Corp.	1,425	591,461
Twilio, Inc. - Class A(a)	1,237	181,319
		772,780
Telecommunications - 0.5%
Arista Networks, Inc.(a)	594	68,447
TOTAL COMMON STOCKS (Cost $10,688,536)		13,186,634

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.32%(c)	175,909	175,909
TOTAL SHORT-TERM INVESTMENTS (Cost $175,909)		175,909

TOTAL INVESTMENTS - 100.1% (Cost $10,864,445)		13,362,543
Liabilities in Excess of Other Assets - (0.1)%		(8,920)
TOTAL NET ASSETS - 100.0%		$13,353,623

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Grizzle Growth ETF

January 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$13,362,543
Interest receivable	617
Total assets	13,363,160

LIABILITIES:
Payable to adviser (Note 4)	9,537
Total liabilities	9,537
NET ASSETS	$13,353,623

NET ASSETS CONSISTS OF:
Paid-in capital	$10,296,572
Total distributable earnings	3,057,051
Total net assets	$13,353,623

Net assets	$13,353,623
Shares issued and outstanding(a)	400,000
Net asset value per share	$33.38

COST:
Investments, at cost	$10,864,445

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	Grizzle Growth ETF

For the Six-Months Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$45,621
Less: Dividend withholding taxes	(3,790)
Less: Issuance fees	(226)
Interest income	5,280
Total investment income	46,885

EXPENSES:
Investment advisory fee (Note 4)	55,025
Total expenses	55,025
NET INVESTMENT LOSS	(8,140)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	1,253,729
Foreign currency translation	(970)
Net realized gain (loss)	1,252,759

Net change in unrealized appreciation (depreciation) on:

Investments	347,326
Foreign currency translation	103
Net change in unrealized appreciation (depreciation)	347,429

Net realized and unrealized gain (loss)	1,600,188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,592,048

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Grizzle Growth ETF

	Six-Months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$(8,140)	$22,140
Net realized gain (loss)	1,252,759	1,266,190
Net change in unrealized appreciation (depreciation)	347,429	1,930,186
Net increase (decrease) in net assets from operations	1,592,048	3,218,516

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(280,557)	(44,524)
Total distributions to shareholders	(280,557)	(44,524)

CAPITAL TRANSACTIONS:
Subscriptions	—	16,029,959
Redemptions	(2,694,609)	(5,788,929)

Net increase (decrease) in net assets from capital transactions	(2,694,609)	10,241,030

NET INCREASE (DECREASE) IN NET ASSETS	(1,383,118)	13,415,022

NET ASSETS:
Beginning of the period	14,736,741	1,321,719
End of the period	$13,353,623	$14,736,741

SHARES TRANSACTIONS
Subscriptions	—	630,000
Redemptions	(80,000)	(200,000)
Total increase (decrease) in shares outstanding	(80,000)	430,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Grizzle Growth ETF

For a share outstanding throughout the periods presented

	Six-Months	Year ended July 31,
	ended January 31, 2025 (Unaudited)	2024	2023	Period ended July 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$30.70	$26.43	$23.30	$24.39

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.05	0.15	0.20
Net realized and unrealized gain (loss) on investments(c)	3.32	4.31	3.27	(1.29)
Total from investment operations	3.30	4.36	3.42	(1.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.09)	(0.29)	—
Total distributions	(0.62)	(0.09)	(0.29)	—
Net asset value, end of period	$33.38	$30.70	$26.43	$23.30

TOTAL RETURN(d)	10.79%	16.52%	15.07%	-4.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,354	$14,737	$1,322	$1,864
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.11)%	0.19%	0.66%	1.37%
Portfolio turnover rate(d)(f)	28%	85%	59%	102%

(a)	Inception date of the Fund was December 16, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Grizzle Growth ETF

January 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Grizzle Growth ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (‘Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”) . Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Grizzle Investment Management, LLC (“Grizzle” or a “Sub-Adviser”) and Cambria Investment Management, L.P. (“Cambria” or a “Sub-Adviser”) (collectively the “Sub-Advisers”) serve as investment sub-advisers to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund reorganized into Tidal Trust II on August 25, 2023. The Predecessor Fund commenced operations on December 16, 2021.

The investment objective of the Fund is to seek capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a- 5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Grizzle Growth ETF

January 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,186,634	$—	$—	$13,186,634
Money Market Funds	175,909	—	—	175,909
Total Investments	$13,362,543	$—	$—	$13,362,543

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

As of January 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to the Financial Statements	Grizzle Growth ETF

January 31, 2025 (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Style Risk. If at any time the market is not favoring the Fund’s growth investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other funds using different investment styles.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks, which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Notes to the Financial Statements	Grizzle Growth ETF

January 31, 2025 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended January 31, 2025 are disclosed in the Statement of Operations.

The Sub-Advisers serve as investment sub-advisers to the Fund, pursuant to the sub- advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, Grizzle is responsible for the day-to- day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, Grizzle is paid a fee by the Adviser, which is calculated daily and paid monthly at an annual rate of 0.04% of the Fund’s average daily net assets (the “Grizzle Sub- Advisory Fee”) . Cambria is responsible for providing investment research to Grizzle, subject to the supervision of the Adviser and the Board. For its services, Cambria is paid a fee by the Adviser, which is calculated daily and paid monthly at an annual rate of 0.04% of the Fund's average daily net assets (the "Cambria Sub-Advisory Fee" and collectively the "Sub- Advisory Fees"). The Sub-Advisers have agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub- Advisory Fees payable to the Sub-Advisers and Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Advisers the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to the Financial Statements	Grizzle Growth ETF

January 31, 2025 (Unaudited)

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended January 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $3,871,109 and $4,226,358, respectively.

For the six-months ended January 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended January 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were $0 and $2,647,041, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2025 and the prior fiscal year ended July 31, 2024 were as follows:

Distributions paid from:	January 31, 2025	July 31, 2024
Ordinary income	$280,557	$44,524

As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost (a)	$12,802,370
Gross tax unrealized appreciation	2,807,798
Gross tax unrealized depreciation	(874,841)
Net tax unrealized appreciation (depreciation)	1,932,957
Undistributed ordinary income (loss)	189,570
Undistributed long-term capital gain (loss)	—
Total distributable earnings	189,570
Other accumulated gain (loss)	(376,967)
Total distributable earnings	$1,745,560

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market adjustments for passive foreign investment companies.

Notes to the Financial Statements	Grizzle Growth ETF

January 31, 2025 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the year ended July 31, 2024, the Fund had not elected to defer any post-October or late-year losses.

As of the year ended July 31, 2024, the Fund had long-term and short-term capital loss carryovers of $65,504 and $311,463, respectively, which do not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 8, 2025

* Print the name and title of each signing officer under his or her signature.